Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate
Statutory U.S. Federal income tax rate (as a percent)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)	(35.00%)
State income taxes, net of U.S. Federal income tax (as a percent)	(3.30%)	(3.70%)	(2.90%)	(3.60%)	(3.40%)	(4.00%)	(4.80%)
Permanent items (as a percent)	0.20%	3.30%	0.90%	2.80%	2.30%	1.00%	0.70%
Valuation allowance (as a percent)	38.10%	36.70%	24.80%	3.30%	5.80%	42.20%
Other (as a percent)	0.40%	(3.70%)	0.60%	1.20%
Effective income tax rate (as a percent)	0.40%	(2.40%)	(11.60%)	(31.30%)	(27.60%)	6.20%	(38.20%)
Operating loss carryforwards
Unused federal net operating loss carryforwards	$ 183.5		$ 183.5		$ 159.4